Principal Accountant Fees and Services (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosures
Audit fees	€ 10	€ 9	€ 10
Audit-related fees	1	0	0
Tax fees	0	0	0
All other fees	0	0	0
Total	10	9	10
Germany
Disclosures
Audit fees	3	3	3
Audit-related fees	0	0	0
Tax fees	0	0	0
All other fees	0	0	0
Total	3	3	3
Foreign
Disclosures
Audit fees	7	6	7
Audit-related fees	1	0	0
Tax fees	0	0	0
All other fees	0	0	0
Total	€ 8	€ 6	€ 7